SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2012
RETIREMENT AND POSTRETIREMENT BENEFITS
Percentage by which if, amortization of cumulative unrecognized net actuarial gains and losses exceeds the greater of the accrued benefit obligation or the fair value of plan assets, then the incremental amortization of cumulative unrecognized net actuarial gains and losses would be included in pension cost	10.00%
Performance stock units
STOCK-BASED COMPENSATION
Vesting period	3 years
Restricted stock units
STOCK-BASED COMPENSATION
Vesting period	35 months